SHAREHOLDERS' EQUITY AND INCOME PER COMMON SHARE, Shareholders' Equity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019
Share Repurchase Plan [Abstract]
Stock repurchased (in shares)	708,956	1,204,688	587,969
Stock repurchased	$ 14,231	$ 26,284	$ 12,681
Common Stock [Member]
Share Repurchase Plan [Abstract]
Share repurchase plan percentage of shares authorized to be repurchased	5.00%	5.00%	5.00%
Number of shares authorized for repurchase (in shares)				300,000
Stock repurchased (in shares)	708,956	1,204,688	587,969
Stock repurchased	$ 14,231	$ 26,284	$ 12,681